SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share Option Activity and Related Information
	Number of options	Weighted average exercise price	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	US$	(Years)	US$’000

Outstanding, January 1, 2018	41,987,560	1.04	1.18	1.59	3,986
Granted	-	-	-	-	-
Forfeited	-	-	-
Exercised	(6,513,460)	0.92	1.28
Outstanding, December 31, 2018	35,474,100	1.07	1.17	0.94	2,078
Vested and expected to vest at December 31, 2018	35,248,669	1.07	1.17	0.87	1,953
Exercisable at December 31, 2018	32,524,100	1.00	1.19	0.84	2,078

Schedule of Share-Based Compensation Expenses Relating to Options Granted
	For the year ended December 31, 2016
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	2,993	-	2,993	431
Sales and marketing	13,966	-	13,966	2,012
General and administrative	114,244	7,114	121,358	17,479
Service development expenses	25,024	-	25,024	3,604

	156,227	7,114	163,341	23,526

	For the year ended December 31, 2017
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	1,343	-	1,343	206
Sales and marketing	9,228	-	9,228	1,418
General and administrative	61,113	3,089	64,202	9,868
Service development expenses	16,370	-	16,370	2,516

	88,054	3,089	91,143	14,008

	For the year ended December 31, 2018
	Employees	Directors	Total	Total
	RMB	RMB	RMB	US$

Cost of services	351	-	351	51
Sales and marketing	11,361	-	11,361	1,652
General and administrative	74,227	2,346	76,573	11,137
Service development expenses	20,343	-	20,343	2,959

	106,282	2,346	108,628	15,799

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

	For the years ended December 31
	2016	2017	2018

Expected volatility	70.80%~77.52%	54.83%	54.27%~60.15%
Risk-free interest rate	1.13%~1.62%	1.20%	2.26%~2.62%
Dividend yield	0.00%	0.00%	0.00%
Forfeiture rate	0.00%	0.00%	0.00%
Suboptimal early exercise factor	2.2~2.8	2.2	2.2~2.8

Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Restricted Stock Units Award Activity

Restricted shares granted to employees and directors

	Number of options	Weighted average grant date fair value per share	Weighted average remaining contractual year	Aggregated intrinsic value
		US$	(Years)	US$’000

Outstanding, January 1, 2018	12,580,280	0.96	9.63	12,719
Granted	5,000,000	1.41	9.49	3,790
Forfeited	-	-
Exercised	(10,503,520)	1.05
Outstanding, December 31, 2018	7,076,760	1.15	8.99	5,364
Vested and expected to vest at December 31, 2018	7,076,760	1.15	8.99	5,364
Exercisable at December 31, 2018	-